S000036204 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	108 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025 [1]
Russell 1000® Growth Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	18.56%	15.32%		18.13%
Russell 1000® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.37%	13.59%		14.59%
C000179754 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	15.09%	13.25%		15.52%
Performance Inception Date			Jan. 03, 2017
C000179754 [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	11.90%	10.38%		12.89%
Performance Inception Date			Jan. 03, 2017
C000179754 [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	10.50%	9.77%		12.06%
Performance Inception Date			Jan. 03, 2017

[1]	Returns shown for periods prior to the inception date of the Class Inst shares include the returns of the Fund’s Class A shares through January 2, 2017. Class A shares were offered prior to the inception date of the Fund’s Class Inst shares but have since been merged into the Fund’s Class Inst shares.